American Conservative Values ETF

Schedule of InvestmentsApril 30, 2022 (Unaudited)

QUARTERLY REPORT

	Security Description	Number of Shares	Fair Value

99.46%	COMMON STOCKS

4.55%	COMMUNICATION SERVICES
	Activision Blizzard, Inc.	1,360	$102,816
	Charter Communications, Inc.*	438	187,679
	DISH Network Corp.	1,641	46,785
	Electronic Arts, Inc.	331	39,075
	Fox Corp. - Class A	1,399	50,140
	Fox Corp. - Class B	1,325	44,043
	IAC/InterActive Corp.	449	37,213
	Live Nation Entertainment, Inc.*	372	39,015
	Lumen Technologies, Inc.	2,167	21,800
	Match Group, Inc.	561	44,403
	Netflix, Inc.*	780	148,481
	News Corp. - Class A	2,020	40,117
	News Corp. - Class B	1,833	36,495
	Omnicom Group, Inc.	1,340	102,014
	Paramount Global	1,960	57,075
	Spotify Technology SA	233	23,685
	Take-Two Interactive Software*	204	24,380
	The Interpublic Group of Cos, Inc.	2,947	96,131
	T-Mobile US, Inc.*	2,451	301,816
	Vimeo, Inc.*	615	6,267
			1,449,430

9.98%	CONSUMER DISCRETIONARY
	Advance Auto Parts, Inc.	84	16,769
	Aptiv PLC*	331	35,218
	AutoZone, Inc.*	2	3,911
	Bath & Body Works, Inc.	356	18,829
	Best Buy Co., Inc.	290	26,080
	Booking Holdings, Inc.*	84	185,666
	BorgWarner, Inc.	368	13,553
	CarMax, Inc.*	166	14,239
	Carnival Corp.**	906	15,674
	Chipotle Mexican Grill, Inc.*	42	61,136
	DR Horton, Inc.	332	23,104
	Darden Restaurants, Inc.	169	22,262
	Dollar General Corp.	413	98,100
	Dollar Tree, Inc.*	288	46,786

American Conservative Values ETF

Schedule of Investments - continuedApril 30, 2022 (Unaudited)

QUARTERLY REPORT

	Security Description	Number of Shares	Fair Value
	Domino’s Pizza, Inc.	42	$14,196
	eBay, Inc.	683	35,461
	Etsy, Inc.*	243	22,645
	Expedia Group, Inc.*	545	95,239
	Ford Motor Co.	5,120	72,499
	The Gap, Inc.	288	3,577
	Garmin Ltd.	575	63,101
	Genuine Parts Co.	208	27,050
	Hasbro, Inc.	86	7,573
	Hilton Worldwide Holdings, Inc.*	331	51,401
	The Home Depot, Inc.	1,858	558,143
	Las Vegas Sands Corp.*	497	17,609
	Lennar Corp.	246	18,817
	LKQ Corp.	246	12,209
	Marriott International, Inc./MD*	789	140,063
	McDonald’s Corp.	937	233,463
	MGM Resorts International	1,035	42,476
	Norwegian Cruise Line Holdings*	249	4,987
	O’Reilly Automotive, Inc.*	84	50,950
	Pool Corp.	42	17,019
	PulteGroup, Inc.	127	5,304
	PVH Corp.	83	6,041
	Ralph Lauren Corp.	41	4,278
	Ross Stores, Inc.	416	41,504
	Royal Caribbean Cruises Ltd.*	208	16,168
	Tapestry, Inc.	250	8,230
	Target Corp.	612	139,934
	Tesla, Inc.*	780	679,193
	The TJX Cos, Inc.	1,516	92,900
	Tractor Supply Co.	127	25,584
	Ulta Beauty, Inc.*	42	16,666
	Under Armour, Inc. - Class A*	165	2,534
	Under Armour, Inc. - Class C*	203	2,881
	VF Corp.	330	17,160
	Wynn Resorts Ltd.*	122	8,599
	YUM! Brands, Inc.	375	43,879
			3,180,660

9.22%	CONSUMER STAPLES
	Altria Group, Inc.	1,940	107,806
	Archer-Daniels-Midland Co.	1,076	96,367
	Brown-Forman Corp.	257	17,332
	Church & Dwight Co., Inc.	208	20,292

American Conservative Values ETF

Schedule of Investments - continuedApril 30, 2022 (Unaudited)

QUARTERLY REPORT

	Security Description	Number of Shares	Fair Value
	Colgate-Palmolive Co.	863	$66,494
	Constellation Brands, Inc.	327	80,471
	Costco Wholesale Corp.	1,314	698,680
	The Estee Lauder Cos., Inc.	208	54,924
	General Mills, Inc.	498	35,224
	Kimberly-Clark Corp.	289	40,122
	The Kraft Heinz Co.	786	33,507
	Kroger Co.	1,069	57,683
	McCormick & Co., Inc./MD	166	16,695
	Mondelez International, Inc.	1,976	127,412
	Monster Beverage Corp.*	783	67,087
	PepsiCo, Inc.	2,538	435,800
	Philip Morris International, Inc.	1,402	140,200
	Sysco Corp.	586	50,091
	The Clorox Co.	35	5,021
	The Hershey Co.	126	28,447
	The Procter & Gamble Co.	4,264	684,585
	Tyson Foods, Inc.	329	30,650
	Walgreens Boots Alliance, Inc.	1,074	45,538
			2,940,428
3.85%	ENERGY
	Baker Hughes Co.	864	26,801
	Chevron Corp.	2,140	335,274
	ConocoPhillips	910	86,923
	EOG Resources, Inc.	454	53,009
	Exxon Mobil Corp.	4,712	401,698
	Halliburton Co.	821	29,244
	Hess Corp.	124	12,781
	Kinder Morgan, Inc.	1,896	34,412
	Marathon Petroleum Corp.	828	72,251
	Occidental Petroleum Corp.	829	45,670
	ONEOK, Inc.	368	23,305
	Pioneer Natural Resources Co.	83	19,295
	Schlumberger NV	1,563	60,973
	The Williams Cos., Inc.	781	26,780
			1,228,416

11.82%	FINANCIALS
	Aflac, Inc.	824	47,199
	The Allstate Corp.	371	46,946
	American International Group, Inc.	1,151	67,345
	Ameriprise Financial, Inc.	170	45,133
	Aon PLC	208	59,902

American Conservative Values ETF

Schedule of Investments - continuedApril 30, 2022 (Unaudited)

QUARTERLY REPORT

Security Description	Number of Shares	Fair Value
Arthur J Gallagher & Co.	84	$14,153
Bank of New York Mellon Corp.	1,199	50,430
Berkshire Hathaway, Inc. - Class B*	2,747	886,814
Capital One Financial Corp.	418	52,091
Cboe Global Markets, Inc.	86	9,716
Chubb Ltd.	618	127,586
Cincinnati Financial Corp.	169	20,730
Citigroup, Inc.	3,031	146,125
Citizens Financial Group, Inc.	699	27,541
CME Group, Inc.	452	99,142
Discover Financial Services	170	19,118
Fifth Third BanCorp	1,155	43,347
First Republic Bank/CA	249	37,156
Franklin Resources, Inc.	244	6,000
Hartford Financial Services Group	291	20,350
Huntington Bancshares, Inc.	1,280	16,832
Intercontinental Exchange, Inc.	700	81,067
Invesco Ltd.	129	2,371
KeyCorp	867	16,742
Lincoln National Corp.	203	12,210
Loews Corp.	198	12,442
MarketAxess Holdings, Inc.	42	11,072
Marsh & McLennan Cos., Inc.	534	86,348
MetLife, Inc.	1,441	94,645
Moody’s Corp.	242	76,588
Morgan Stanley	2,508	202,120
MSCI, Inc.	44	18,535
Northern Trust Corp.	329	33,903
PNC Financial Services Group	751	124,741
Principal Financial Group, Inc.	167	11,379
Prudential Financial, Inc.	780	84,638
Raymond James Financial, Inc.	249	24,268
Regions Financial Corp.	1,482	30,707
Rocket Cos., Inc.	1,302	11,523
S&P Global, Inc.	560	210,840
State Street Corp.	495	33,150
SVB Financial Group*	84	40,962
Synchrony Financial	85	3,129
T Rowe Price Group, Inc.	291	35,805
The Charles Schwab Corp.	2,634	174,713
The Travelers Cos., Inc.	331	56,621

QUARTERLY REPORT

American Conservative Values ETF

Schedule of Investments - continuedApril 30, 2022 (Unaudited)

	Security Description	Number of Shares	Fair Value
	Truist Financial Corp.	1,976	$95,540
	US Bancorp	2,366	114,893
	Wells Fargo & Co.	4,497	196,204
	Willis Towers Watson PLC	127	27,287
			3,768,099

15.11%	HEALTHCARE
	Abbott Laboratories	2,041	231,654
	AbbVie, Inc.	2,104	309,036
	Agilent Technologies, Inc.	208	24,808
	Align Technology, Inc.*	84	24,352
	AmerisourceBergen Corp.	249	37,671
	Amgen, Inc.	651	151,807
	Anthem, Inc.	208	104,401
	AstraZeneca PLC	705	46,812
	Baxter International, Inc.	81	5,756
	Becton Dickinson and Co.	291	71,932
	Biogen, Inc.*	208	43,148
	Boston Scientific Corp.	1,523	64,134
	Bristol-Myers Squibb Co.	2,798	210,605
	Cardinal Health, Inc.	243	14,106
	Catalent, Inc.*	84	7,607
	Centene Corp.*	451	36,328
	Cerner Corp.	78	7,304
	Cigna Corp.	491	121,169
	The Cooper Cos., Inc.	42	15,164
	CVS Health Corp.	1,446	139,004
	Danaher Corp.	940	236,062
	Dexcom, Inc.*	84	34,321
	Edwards Lifesciences Corp.*	581	61,458
	Eli Lilly and Co.	1,022	298,557
	Embecta Corp.*	58	1,765
	Gilead Sciences, Inc.	1,649	97,852
	HCA Healthcare, Inc.	248	53,208
	Hologic, Inc.*	124	8,927
	Humana, Inc.	122	54,236
	IDEXX Laboratories, Inc.*	44	18,941
	Illumina, Inc.*	166	49,244
	Incyte Corp.*	129	9,670
	Intuitive Surgical, Inc.*	384	91,891
	IQVIA Holdings, Inc.*	165	35,968

QUARTERLY REPORT

American Conservative Values ETF

Schedule of Investments - continuedApril 30, 2022 (Unaudited)

	Security Description	Number of Shares	Fair Value
	Laboratory Corporation of America*	84	$20,184
	McKesson Corp.	208	64,399
	Medtronic PLC	1,503	156,853
	Merck & Co., Inc.	3,088	273,875
	Mettler-Toledo International, Inc.*	1	1,278
	Pfizer, Inc.	6,400	314,048
	Regeneron Pharmaceuticals, Inc.*	129	85,025
	ResMed, Inc.	85	16,997
	Stryker Corp.	371	89,507
	Thermo Fisher Scientific, Inc.	446	246,602
	UnitedHealth Group, Inc.	1,022	519,738
	Veeva Systems, Inc.*	285	51,856
	Vertex Pharmaceuticals, Inc.*	452	123,495
	West Pharmaceutical Services, Inc.	42	13,233
	Zimmer Biomet Holdings, Inc.	134	16,181
	Zimvie, Inc.*	13	293
	Zoetis, Inc.	580	102,805
			4,815,267

8.27%	INDUSTRIALS
	3M Co.	319	46,006
	American Airlines Group, Inc.*	2,142	40,205
	AMETEK, Inc.	163	20,580
	The Boeing Co.*	561	83,499
	Canadian Pacific Railway Ltd.	121	8,860
	Carrier Global Corp.	454	17,375
	Caterpillar, Inc.	618	130,114
	CH Robinson Worldwide, Inc.	129	13,693
	Cintas Corp.	84	33,370
	Copart, Inc.*	245	27,844
	CSX Corp.	2,468	84,751
	Cummins, Inc.	208	39,352
	Deere & Co.	330	124,592
	Eaton Corp. PLC	455	65,984
	Emerson Electric Co.	740	66,733
	Equifax, Inc.	125	25,440
	Expeditors International of Washington, Inc.	168	16,644
	Fastenal Co.	621	34,348
	FedEx Corp.	249	49,486
	Fortive Corp.	293	16,848

QUARTERLY REPORT

American Conservative Values ETF

Schedule of Investments - continuedApril 30, 2022 (Unaudited)

	Security Description	Number of Shares	Fair Value
	General Dynamics Corp.	206	$48,725
	General Electric Co.	1,151	85,807
	Honeywell International, Inc.	937	181,319
	Illinois Tool Works, Inc.	249	49,080
	Ingersoll Rand, Inc.	332	14,595
	Jacobs Engineering Group, Inc.	122	16,903
	JB Hunt Transport Services, Inc.	42	7,176
	Johnson Controls International	1,076	64,420
	L3Harris Technologies, Inc.	248	57,600
	Lockheed Martin Corp.	285	123,154
	Nielsen Holdings PLC	250	6,703
	Norfolk Southern Corp.	291	75,043
	Northrop Grumman Corp.	167	73,380
	Old Dominion Freight Line, Inc.	85	23,810
	Otis Worldwide Corp.	244	17,773
	PACCAR, Inc.	373	30,978
	Parker-Hannifin Corp.	126	34,123
	Quanta Services, Inc.	42	4,871
	Raytheon Technologies Corp.	1,648	156,412
	Republic Services, Inc.	127	17,052
	Rockwell Automation, Inc.	42	10,612
	Southwest Airlines Co.*	826	38,591
	Stanley Black & Decker, Inc.	166	19,945
	Trane Technologies PLC	205	28,677
	TransDigm Group, Inc.	42	24,982
	Union Pacific Corp.	735	172,203
	United Airlines Holdings, Inc.*	289	14,595
	United Parcel Service, Inc.	732	131,745
	Verisk Analytics, Inc.	209	42,646
	Westinghouse Air Brake Technologies Corp.	163	14,655
	Waste Management, Inc.	457	75,149
	WW Grainger, Inc.	42	21,001
	Xylem, Inc.	85	6,842
			2,636,291

12.40%	INFORMATION TECHNOLOGY
	Advanced Micro Devices, Inc.*	2,412	206,274
	Amphenol Corp.	656	46,904
	Analog Devices, Inc.	411	63,450
	Applied Materials, Inc.	1,030	113,660

QUARTERLY REPORT

American Conservative Values ETF

Schedule of Investments - continuedApril 30, 2022 (Unaudited)

	Security Description	Number of Shares	Fair Value
	Arista Networks, Inc.*	1,312	$151,628
	Broadcom, Inc.	409	226,746
	CDW Corp./DE	127	20,724
	Cisco Systems, Inc.	10,162	497,735
	Corning, Inc.	787	27,695
	F5 Networks, Inc.*	43	7,199
	Hewlett Packard Enterprise Co.	1,405	21,651
	HP, Inc.	1,921	70,366
	Intel Corp.	4,503	196,286
	Juniper Networks, Inc.	126	3,972
	Keysight Technologies, Inc.*	166	23,285
	KLA Corp.	127	40,546
	Kyndryl Holdings, Inc.*	200	2,378
	Lam Research Corp.	166	77,316
	Microchip Technology, Inc.	414	26,993
	Micron Technology, Inc.	1,152	78,555
	Motorola Solutions, Inc.	169	36,114
	NetApp, Inc.	129	9,449
	NVIDIA Corp.	3,527	654,153
	Qorvo, Inc.*	41	4,665
	QUALCOMM, Inc.	1,465	204,646
	Roper Technologies Inc.	128	60,150
	Seagate Technology Holdings PL	200	16,408
	ServiceNow, Inc.*	399	190,762
	Skyworks Solutions, Inc.	127	14,389
	TE Connectivity Ltd.	416	51,908
	Teradyne, Inc.	123	12,972
	Texas Instruments, Inc.	1,260	214,515
	Visa, Inc.	2,167	461,853
	Western Digital Corp.*	292	15,496
	Zebra Technologies Corp.*	243	89,827
	Zoom Video Communications, Inc.*	129	12,845
			3,953,515

3.04%	MATERIALS
	Air Products and Chemicals, Inc.	252	58,986
	Albemarle Corp.	42	8,099
	Amcor PLC	1,857	22,024
	Ball Corp.	414	33,600
	Celanese Corp.	43	6,318
	Corteva, Inc.	828	47,767
	Dow, Inc.	907	60,315
	DuPont de Nemours, Inc.	909	59,930

QUARTERLY REPORT

American Conservative Values ETF

Schedule of Investments - continuedApril 30, 2022 (Unaudited)

	Security Description	Number of Shares	Fair Value
	Ecolab, Inc.	293	$49,617
	FMC Corp.	43	5,699
	Freeport-McMoRan, Inc.	1,981	80,330
	International Flavors & Fragrances, Inc.	83	10,068
	International Paper Co.	579	26,796
	Linde PLC	698	217,748
	LyondellBasell Industries NV	245	25,977
	The Mosaic Co.	329	20,536
	Newmont Corp.	783	57,042
	Nucor Corp.	285	44,112
	Packaging Corp. of America	85	13,699
	PPG Industries, Inc.	249	31,870
	The Sherwin-Williams Co.	250	68,740
	Sylvamo Corp.*	50	2,232
	Vulcan Materials Co.	42	7,236
	Westrock Co.	208	10,302
			969,043

2.57%	REAL ESTATE
	Alexandria Real Estate Equities	85	15,484
	American Tower Corp.	454	109,423
	AvalonBay Communities, Inc.	127	28,890
	CBRE Group, Inc.*	495	41,105
	Crown Castle International Corp.	457	84,641
	Digital Realty Trust, Inc.	290	42,375
	Equinix, Inc.	128	92,042
	Equity Residential	373	30,399
	Extra Space Storage, Inc.	43	8,170
	Host Hotels & Resorts, Inc.	488	9,931
	Mid-America Apartment Communities	43	8,457
	Orion Office Reit, Inc.*	16	215
	Prologis, Inc.	905	145,062
	Public Storage	207	76,900
	Realty Income Corp.	194	13,456
	SBA Communications Corp.	34	11,802
	Simon Property Group, Inc.	204	24,072
	Ventas, Inc.	243	13,499
	Welltower, Inc.	414	37,595
	Weyerhaeuser Co.	657	27,082
			820,600

QUARTERLY REPORT

American Conservative Values ETF

Schedule of Investments - continuedApril 30, 2022 (Unaudited)

	Security Description	Number of Shares	Fair Value
15.66%	SOFTWARE & SERVICES
	Accenture PLC	1,105	$331,898
	Adobe, Inc.*	1,268	502,065
	ANSYS, Inc.*	84	23,158
	Autodesk, Inc.**	449	84,987
	Automatic Data Processing, Inc.	580	126,544
	Broadridge Financial Solutions	126	18,160
	Cadence Design Systems, Inc.	701	105,746
	Cloudflare, Inc.*	217	18,692
	Cognizant Technology Solutions	700	56,630
	DXC Technology Co.*	244	7,003
	Fidelity National Information	698	69,207
	Fiserv, Inc.*	622	60,906
	FleetCor Technologies, Inc.*	43	10,729
	Fortinet, Inc.*	163	47,109
	Gartner, Inc.*	164	47,650
	Global Payments, Inc.	293	40,135
	International Business Machine	995	131,549
	Intuit, Inc.	454	190,112
	Mastercard, Inc.	1,078	391,724
	Microsoft Corp.	7,983	2,215,442
	NortonLifeLock, Inc.	411	10,291
	Oracle Corp.	2,184	160,306
	Paychex, Inc.	414	52,466
	Paycom Software, Inc.*	42	11,822
	PayPal Holdings, Inc.*	1,433	126,004
	Synopsys, Inc.*	209	59,939
	Tyler Technologies, Inc.*	37	14,604
	VeriSign, Inc.*	422	75,407
			4,990,285

2.99%	UTILITIES
	The AES Corp.	243	4,962
	Ameren Corp.	30	2,787
	American Electric Power Co., Inc.	536	53,123
	American Water Works Co., Inc.	85	13,097
	CenterPoint Energy, Inc.	412	12,611
	Consolidated Edison, Inc.	40	3,710
	Constellation Energy Corp.	425	25,164
	Dominion Energy, Inc.	910	74,292
	DTE Energy Co.	170	22,277

QUARTERLY REPORT

American Conservative Values ETF

Schedule of Investments - continuedApril 30, 2022 (Unaudited)

	Security Description	Number of Shares	Fair Value
	Duke Energy Corp.	907	$99,915
	Edison International	321	22,082
	Eversource Energy	331	28,929
	Exelon Corp.	1,280	59,878
	FirstEnergy Corp.	539	23,344
	NextEra Energy, Inc.	3,783	268,669
	Public Service Enterprise Group	454	31,626
	Sempra Energy	330	53,249
	The Southern Co.	1,233	90,490
	WEC Energy Group, Inc.	252	25,213
	Xcel Energy, Inc.	496	36,337
			951,755

99.46%	TOTAL COMMON STOCKS		31,703,789

99.46%	TOTAL INVESTMENTS		31,703,789
0.54%	Other assets, net of liabilities		172,453
100.00%	NET ASSETS		$31,876,242

*Non-income producing

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment.

Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

QUARTERLY REPORT

American Conservative Values ETF

Schedule of Investments - continuedApril 30, 2022 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2022:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stock	$31,703,789	$—	$—	$31,703,789
Total Investments	$31,703,789	$—	$—	$31,703,789

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended April 30, 2022.

At April 30, 2022, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $32,356,052 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,237,273
Gross unrealized depreciation	(2,889,536)
Net unrealized appreciation	$(652,263)